Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our PEO and the other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis” on page 32.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for other NEOs(2)	Average Compensation Actually Paid to other NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in 000s)(4)	FFO as Adjusted / Share(5)
					Company TSR	Peer Group TSR(3)
2022	$6,616,501	$1,358,447	$2,255,103	$1,022,067	$83.11	$89.16	$47.3	$1.21
2021	6,830,104	8,556,102	2,010,966	3,110,209	107.66	98.78	107.8	1.09
2020	6,149,061	3,842,680	2,136,036	583,667	70.98	68.63	97.8	0.98
(1)
Mr. Olson was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our principal executive officer during each year shown:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(3,939,010)	$(3,699,999)	$(4,005,254)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,641,983	4,507,329	2,920,790
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(4,145,858)	423,532	(998,121)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	36,635	326,533	(451,835)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	148,196	178,603	228,039
Total Adjustments	$(5,258,054)	$1,735,998	$(2,306,381)
(2)
Our other NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only included Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(903,503)	$(756,940)	$(1,042,067)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	228,632	923,437	491,467
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(313,879)	547,345	(407,979)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(292,808)	334,083	(652,790)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	49,061	51,318	59,000
Total Adjustments	$(1,232,496)	$1,099,244	$(1,552,369)
(3)	Peer group is the Dow Jones US Real Estate Strip Centers index.
(4)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(5)
The Company has identified FFO as Adjusted (per share) as the most important additional financial metric used to link pay and performance, for our company selected measure. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider FFO as Adjusted (per share), to be the most important performance measure used by to link compensation actually paid to the NEOs for fiscal year 2022 to Company performance. Our short-term incentive programs include FFO as Adjusted as the most heavily weighted metric (that impacts annual cash pay out to executive officers) based on our absolute level of FFO as Adjusted achieved for the year and, starting in 2022, one-third of the performance-based portion of 2022 long-term incentive plan pays out based on the three year growth rate of our FFO as Adjusted growth rate. FFO as Adjusted is a non-GAAP financial measure—please see “Non-GAAP Financial Measures” beginning on page 65 for a reconciliation to the most directly comparable GAAP measure. We consider FFO as Adjusted a meaningful and relevant measure in determining our operating performance.

Company Selected Measure Name	FFO as Adjusted (per share)
Named Executive Officers, Footnote [Text Block]
(2)
Our other NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only included Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Peer Group Issuers, Footnote [Text Block]
(3)	Peer group is the Dow Jones US Real Estate Strip Centers index.

PEO Total Compensation Amount	$ 6,616,501	$ 6,830,104	$ 6,149,061
PEO Actually Paid Compensation Amount	$ 1,358,447	8,556,102	3,842,680
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Mr. Olson was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our principal executive officer during each year shown:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(3,939,010)	$(3,699,999)	$(4,005,254)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,641,983	4,507,329	2,920,790
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(4,145,858)	423,532	(998,121)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	36,635	326,533	(451,835)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	148,196	178,603	228,039
Total Adjustments	$(5,258,054)	$1,735,998	$(2,306,381)

Non-PEO NEO Average Total Compensation Amount	$ 2,255,103	2,010,966	2,136,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,022,067	3,110,209	583,667
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Our other NEOs are Messrs. Langer, Weilminster, Eilberg and Milton, and for 2020 only included Mr. Briggs. The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(903,503)	$(756,940)	$(1,042,067)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	228,632	923,437	491,467
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(313,879)	547,345	(407,979)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(292,808)	334,083	(652,790)
Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award	49,061	51,318	59,000
Total Adjustments	$(1,232,496)	$1,099,244	$(1,552,369)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship to Compensation Actually Paid
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO as Adjusted (per share).

Compensation Actually Paid vs. Net Income [Text Block]
Relationship to Compensation Actually Paid
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO as Adjusted (per share).

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship to Compensation Actually Paid
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO as Adjusted (per share).

Total Shareholder Return Vs Peer Group [Text Block]
Relationship to Compensation Actually Paid
The following charts show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO as Adjusted (per share).

Tabular List [Table Text Block]
Tabular List of Performance Measures
The following table includes financial performance measures that the Company determines are its most important financial measures for 2022 and how they were used in the executive compensation program:
Financial Performance Measures Used in our Short-Term Incentive Program	Financial Performance Measures Used in our Long-Term Incentive Program
FFO as Adjusted (per share)	Absolute TSR
Development/Redevelopment: Pipeline to Active (in $ millions)	TSR (relative to our peer group)
Occupancy	FFO as Adjusted (per share) growth percentage
Acquisitions (in $ millions)

Total Shareholder Return Amount	$ 83.11	107.66	70.98
Peer Group Total Shareholder Return Amount	89.16	98.78	68.63
Net Income (Loss)	$ 47,300,000	$ 107,800,000	$ 97,800,000
Company Selected Measure Amount | $ / shares	1.21	1.09	0.98
PEO Name	Mr. Olson	Mr. Olson	Mr. Olson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO as Adjusted (per share)
Non-GAAP Measure Description [Text Block]
(5)
The Company has identified FFO as Adjusted (per share) as the most important additional financial metric used to link pay and performance, for our company selected measure. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider FFO as Adjusted (per share), to be the most important performance measure used by to link compensation actually paid to the NEOs for fiscal year 2022 to Company performance. Our short-term incentive programs include FFO as Adjusted as the most heavily weighted metric (that impacts annual cash pay out to executive officers) based on our absolute level of FFO as Adjusted achieved for the year and, starting in 2022, one-third of the performance-based portion of 2022 long-term incentive plan pays out based on the three year growth rate of our FFO as Adjusted growth rate. FFO as Adjusted is a non-GAAP financial measure—please see “Non-GAAP Financial Measures” beginning on page 65 for a reconciliation to the most directly comparable GAAP measure. We consider FFO as Adjusted a meaningful and relevant measure in determining our operating performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Development/Redevelopment: Pipeline to Active
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Occupancy
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Acquisitions
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	TSR (relative to our peer group)
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	FFO as Adjusted (per share) growth percentage
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,258,054)	$ 1,735,998	$ (2,306,381)
PEO [Member] | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,939,010)	(3,699,999)	(4,005,254)
PEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,641,983	4,507,329	2,920,790
PEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,145,858)	423,532	(998,121)
PEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,635	326,533	(451,835)
PEO [Member] | Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,196	178,603	228,039
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,232,496)	1,099,244	(1,552,369)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(903,503)	(756,940)	(1,042,067)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	228,632	923,437	491,467
Non-PEO NEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(313,879)	547,345	(407,979)
Non-PEO NEO [Member] | Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(292,808)	334,083	(652,790)
Non-PEO NEO [Member] | Increase based on Dividends or other Earnings Paid During Year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 49,061	$ 51,318	$ 59,000